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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657


                   	  Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Equity Income Fund
Schedule of Investments  7/31/08

Shares                                                             Value

          Common Stocks - 99.8 %
          Energy - 7.2 %
          Integrated Oil & Gas - 6.0 %
267,200   Chevron Corp.                                         $22,594,432
307,560   ConocoPhillips                                         25,103,047
210,000   Royal Dutch Shell Plc (A.D.R.)                         14,865,900
100,000   Marathon Oil Corp.                                      4,947,000
                                                                $67,510,379
          Oil & Gas Storage & Transporation - 1.2 %
520,000   Spectra Energy Corp.                                  $14,128,400
          Total Energy                                          $81,638,779
          Materials - 13.4 %
          Aluminum - 3.0 %
1,000,000 Alcoa, Inc.                                           $33,750,000
          Diversified Chemical - 3.5 %
800,000   Dow Chemical Co.                                      $26,648,000
300,000   E.I. du Pont de Nemours and Co.                        13,143,000
                                                                $39,791,000
          Diversified Metals & Mining - 2.1 %
220,000   Compass Minerals International, Inc.                  $16,632,000
150,000   Teck Cominco Ltd. (Class B)                             6,895,500
                                                                $23,527,500
          Forest Products - 0.8 %
180,000   Weyerhaeuser Co.                                      $ 9,622,800
          Industrial Gases - 1.3 %
150,000   Air Products & Chemicals, Inc. (b)                    $14,281,500
          Specialty Chemicals - 1.7 %
900,000   Valspar Corp.                                         $19,503,000
          Steel - 1.0 %
193,000   Nucor Corp.                                           $11,043,460
          Total Materials                                       $151,519,260
          Capital Goods - 9.8 %
          Aerospace & Defense - 1.0 %
170,000   United Technologies Corp.                             $10,876,600
          Construction & Farm Machinery & Heavy Trucks - 2.4 %
641,905   PACCAR, Inc.                                          $26,998,524
          Electrical Component & Equipment - 1.5 %
350,000   Emerson Electric Co.                                  $17,045,000
          Industrial Machinery - 4.9 %
988,195   Gorman-Rupp Co. + (b)                                 $44,014,205
350,000   The Timken Co.                                         11,557,000
                                                                $55,571,205
          Total Capital Goods                                   $110,491,329
          Commercial Services & Supplies - 0.7 %
          Office Services & Supplies - 0.7 %
240,000   Mine Safety Appliances Co. (b)                        $ 7,929,600
          Total Commercial Services & Supplies                  $ 7,929,600
          Automobiles & Components - 2.0 %
          Auto Parts & Equipment - 2.0 %
766,800   Johnson Controls, Inc.                                $23,126,688
          Total Automobiles & Components                        $23,126,688
          Consumer Durables & Apparel - 1.8 %
          Apparel, Accessories & Luxury Goods - 1.3 %
200,000   VF Corp.                                              $14,316,000
          Household Appliances - 0.5 %
100,000   Snap-On, Inc. (b)                                     $ 5,629,000
          Total Consumer Durables & Apparel                     $19,945,000
          Consumer Services - 1.9 %
          Leisure Facilities - 1.4 %
780,697   Cedar Fair, L.P.                                      $15,770,079
          Restaurants - 0.5 %
100,000   McDonald's Corp.                                      $ 5,979,000
          Total Consumer Services                               $21,749,079
          Media - 2.2 %
          Broadcasting & Cable TV - 0.6 %
400,000   CBS Corp. (Class B) (b)                               $ 6,544,000
          Movies & Entertainment - 0.4 %
300,000   Regal Entertainment Group (b)                         $ 4,995,000
          Publishing - 1.2 %
150,000   McGraw-Hill Co., Inc.                                 $ 6,100,500
550,000   New York Times Co. (b)                                  6,924,500
                                                                $13,025,000
          Total Media                                           $24,564,000
          Retailing - 1.0 %
          Distributors - 1.0 %
280,000   Genuine Parts Co.                                     $11,230,800
          Total Retailing                                       $11,230,800
          Food, Beverage & Tobacco - 11.6 %
          Packaged Foods & Meats - 10.4 %
520,000   Campbell Soup Co.                                     $18,917,600
265,000   General Mills, Inc.                                    17,063,350
522,550   H.J. Heinz Co., Inc.                                   26,326,069
330,000   Hershey Foods Corp. (b)                                12,134,100
180,000   Kellogg Co.                                             9,550,800
660,000   Kraft Foods, Inc. (b)                                  21,001,200
100,000   The J.M. Smucker Co.                                    4,874,000
100,000   William Wrigley Jr. Co.                                 7,896,000
                                                                $117,763,119
          Soft Drinks - 1.2 %
100,000   Coca-Cola Co.                                         $ 5,150,000
116,300   PepsiCo, Inc.                                           7,740,928
                                                                $12,890,928
          Total Food, Beverage & Tobacco                        $130,654,047
          Household & Personal Products - 2.9 %
          Household Products - 2.9 %
188,800   Clorox Co. (b)                                        $10,289,600
306,000   Colgate-Palmolive Co.                                  22,726,620
                                                                $33,016,220
          Total Household & Personal Products                   $33,016,220
          Pharmaceuticals & Biotechnology - 5.6 %
          Pharmaceuticals - 5.6 %
306,600   Abbott Laboratories                                   $17,273,844
230,000   Eli Lilly & Co.                                        10,835,300
519,700   Merck & Co., Inc.                                      17,098,130
1,000,000 Pfizer, Inc.                                           18,670,000
                                                                $63,877,274
          Total Pharmaceuticals & Biotechnology                 $63,877,274
          Banks - 5.5 %
          Diversified Banks - 3.1 %
718,700   U.S. Bancorp                                          $21,999,407
431,324   Wells Fargo  & Co. (b)                                 13,056,177
                                                                $35,055,584
          Regional Banks - 2.4 %
573,300   Regions Financial Corp. (b)                           $ 5,434,884
175,000   SunTrust Banks, Inc.                                    7,185,500
700,000   Whitney Holding Corp. (b)                              14,392,000
                                                                $27,012,384
          Total Banks                                           $62,067,968
          Diversified Financials - 3.1 %
          Asset Management & Custody Banks - 1.2 %
100,000   Northern Trust Corp.                                  $ 7,817,000
100,000   T. Rowe Price Associates, Inc.                          5,985,000
                                                                $13,802,000
          Diversified Financial Services - 1.9 %
650,000   Bank of America Corp.                                 $21,385,000
          Total Diversified Financials                          $35,187,000
          Insurance - 5.7 %
          Life & Health Insurance - 1.5 %
351,484   Lincoln National Corp.                                $16,765,787
          Property & Casualty Insurance - 4.2 %
410,200   Chubb Corp.                                           $19,706,008
359,300   SAFECO Corp.                                           23,771,288
100,000   The Traveler Companies, Inc.                            4,412,000
                                                                $47,889,296
          Total Insurance                                       $64,655,083
          Real Estate - 4.9 %
          Diversified Real Estate Investment Trust - 1.1 %
350,000   Liberty Property Trust (b)                            $12,740,000
          Residential Real Estate Investment Trust - 0.9 %
230,000   Equity Residential Property Trust (b)                 $ 9,929,100
          Retail Real Estate Investment Trust - 1.6 %
225,000   Developers Diversified Realty Corp. (b)               $ 7,191,000
300,000   Kimco Realty Corp. (b)                                 10,587,000
                                                                $17,778,000
          Specialized Real Estate Investment Trust - 1.3 %
300,000   Plum Creek Timber Co., Inc. (b)                       $14,616,000
          Total Real Estate                                     $55,063,100
          Semiconductors - 2.2 %
          Semiconductor Equipment - 0.8 %
500,000   Applied Materials, Inc.                               $ 8,660,000
          Semiconductors - 1.4 %
500,000   Microchip Technology (b)                              $15,965,000
          Total Semiconductors                                  $24,625,000
          Telecommunication Services - 4.5 %
          Integrated Telecommunication Services - 4.5 %
393,600   AT&T Corp.                                            $12,126,816
100,000   Embarq Corp.                                            4,577,000
1,000,000 Frontier Communications Corp.                          11,560,000
339,584   Verizon Communications, Inc.                           11,559,439
890,847   Windstream Corp.                                       10,618,896
                                                                $50,442,151
          Total Telecommunication Services                      $50,442,151
          Utilities - 13.9 %
          Electric Utilities - 3.1 %
740,000   Duke Energy Corp. (b)                                 $13,009,200
200,000   Edison International                                    9,668,000
340,000   Southern Co. (b)                                       12,032,600
                                                                $34,709,800
          Gas Utilities - 6.4 %
326,500   AGL Resources, Inc.                                   $11,283,840
460,000   Equitable Resources, Inc.                              24,035,000
693,200   Questar Corp.                                          36,656,416
                                                                $71,975,256
          Multi-Utilities - 4.4 %
530,000   NSTAR                                                 $16,885,802
529,000   PG&E Corp.                                             20,382,370
314,600   Public Service Enterprise Group, Inc.                  13,150,280
                                                                $50,418,452
          Total Utilities                                       $157,103,508
          TOTAL COMMON STOCKS
          (Cost  $936,084,673)                                $1,128,885,886
Principal
Amount    Temporary Cash Investment - 15.2 %
          Securities Lending Collateral  - 15.2% (c)
3,150,163 Certificates of Deposit:
2,357,907 American Express, 2.72%, 8/8/08                       $ 3,150,163
4,715,813 Bank of America, 2.88%, 8/11/08                         2,357,907
2,357,907 CBA, 3.02%, 7/16/09                                     4,715,813
849,000   Citibank, 2.85%, 7/29/08                                2,357,907
2,359,855 Banco Santander NY, 2.8%, 10/7/08                         849,000
2,357,191 Banco Santander NY, 3.09%, 12/22/08                     2,359,855
1,178,953 Bank of Nova Scotia, 3.18%, 5/5/09                      2,357,191
848,131   Bank of Scotland NY, 2.72%, 8/15/08                     1,178,953
1,178,451 Bank of Scotland NY, 2.89%, 11/4/08                       848,131
4,244,232 Bank of Scotland NY, 3.03%, 9/26/08                     1,178,451
3,536,867 Barclays Bank, 3.18%, 5/27/09                           4,244,232
1,414,753 Bank Bovespa NY, 2.705%, 8/8/08                         3,536,867
1,980,642 Calyon NY, 2.85%, 8/25/08                               1,414,753
748,159   Calyon NY, 2.64%, 9/29/08                               1,980,642
943,170   Calyon NY, 2.69%, 1/16/09                                 748,159
1,747,990 Deutsche Bank Financial, 2.72%, 8/4/08                    943,170
4,244,232 Dexia Bank NY, 3.37%, 9/29/08                           1,747,990
202,625   DNB NOR Bank ASA NY, 2.9%, 6/8/09                       4,244,232
4,319,685 Fortis, 3.11%, 9/30/08                                    202,625
1,178,953 Intesa SanPaolo S.p.A., 2.72%, 5/22/09                  4,319,685
1,603,377 Lloyds Bank, 2.61%, 8/18/08                             1,178,953
2,357,907 Natixis, 2.83%, 8/4/08                                  1,603,377
272,566   NORDEA NY, 2.81%, 8/29/08                               2,357,907
226,051   NORDEA NY, 2.72%, 4/9/09                                  272,566
377,226   NORDEA NY, 2.73%, 12/1/08                                 226,051
2,357,929 Rabobank Nederland NY, 2.37%, 8/29/08                     377,226
1,414,744 Royal Bank of Canada NY, 2.6%, 9/5/08                   2,357,929
1,415,492 Bank of Scotland NY, 2.7%, 8/1/08                       1,414,744
273,387   Bank of Scotland NY, 2.96%, 11/3/08                     1,415,492
470,586   Skandinavian Enskilda Bank NY, 3.18%, 9/22/08             273,387
4,244,232 Skandinavian Enskilda Bank NY, 3.06%, 2/13/09             470,586
2,970,962 Svenska Bank NY, 2.7%, 7/8/09                           4,244,232
1,414,744 Toronto Dominion Bank NY, 2.77%, 9/5/08                 2,970,962
470,821   Toronto Dominion Bank NY, 2.75%, 11/5/08                1,414,744
          Wachovia, 3.62%, 10/28/08                                 470,821
                                                                $65,784,702
726,339   Commercial Paper:
942,487   Bank of America, 2.7%, 8/26/08                        $   726,339
2,342,447 Bank of America, 2.6%, 8/11/08                            942,487
2,347,898 Citigroup, 2.83%, 10/24/08                              2,342,447
4,630,929 HSBC Securities, Inc., 2.88%, 9/29/08                   2,347,898
1,884,694 Honda Finance Corp., 2.92%, 7/14/09                     4,630,929
4,235,171 ING Funding, 2.7%, 8/13/08                              1,884,694
582,403   Macquarie Bank, 2.75%, 8/29/08                          4,235,171
3,755,023 PARFIN, 3.18%, 8/1/08                                     582,403
936,881   Rabobank, 2.68%, 10/3/08                                3,755,023
942,858   Royal Bank of Scotland, 2.66%, 10/21/08                   936,881
1,883,442 Societe Generale, 3.18%, 8/5/08                           942,858
942,485   Societe Generale, 3.18%, 8/22/08                        1,883,442
448,735   SVSS NY, 3.18%, 8/11/08                                   942,485
2,121,712 Bank Bovespa NY, 2.79%, 3/12/09                           448,735
2,357,141 General Electric Capital Corp., 2.77%, 1/5/09           2,121,712
872,030   General Electric Capital Corp., 2.82%, 3/16/09          2,357,141
2,357,907 IBM, 3.18%, 2/13/09                                       872,030
4,244,232 IBM, 3.18%, 6/26/09                                     2,357,907
4,008,441 Met Life Global Funding, 3.16%, 6/12/09                 4,244,232
          WestPac, 3.18%, 6/1/09                                  4,008,441
                                                                $42,563,255
7,073,720 Mutual Funds:
7,073,720 AIM Short Term Investment Trust, 2.47%                $ 7,073,720
7,073,720 BlackRock Liquidity Money Market Fund, 3.18%            7,073,720
          Dreyfus Preferred Money Market Fund, 3.18%              7,073,720
                                                                $21,221,160
111,010   Tri-party Repurchase Agreements:
7,894,036 Barclays Capital Markets, 2.15%, 8/1/08               $   111,010
33,010,693Deutsche Bank, 2.18%, 8/1/08                            7,894,036
          Lehman Brothers, 2.13%, 8/1/08                         33,010,693
                                                                $41,015,739
930,943   Other:
          ABS CFAT 2008-A A1, 3.005%, 4/27/09                   $   930,943
          TOTAL TEMPORARY CASH INVESTMENT
          (Cost  $175,515,800)                                  $171,515,800

          TOTAL INVESTMENT IN SECURITIES - 115.0%
          (Cost  $1,111,600,473) (a)                         $1,300,401,686

          OTHER ASSETS AND LIABILITIES - (15.0)%             $(169,806,248)

          TOTAL NET ASSETS - 100.0%                          $1,130,595,438

+ Investment held by the Fund representing 5% or more of the voting stock of such company.

(A.D.R.)  American Depositary Receipt

(a) At July 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $1,111,600,473 was as follows:

          Aggregate gross unrealized gain for all investments
          in which there is an excess of value over tax cost   $247,977,427

          Aggregate gross unrealized loss for all investments in
          which there is an excess of tax cost over value       (59,176,214)

          Net unrealized gain                                  $188,801,213

(b)       At July 31, 2008, the following securities were out on loan:

Shares                           Security                          Value
15,000    Air Products & Chemicals, Inc.                         1,428,150
17,300    CBS Corp. (Class B)                                      283,028
253,000   Citizens Communications Co.***                         2,924,680
106,000   Clorox Co.                                             5,777,000
190,000   Developers Diversified Realty Corp.                    6,072,400
1,000     Duke Energy Corp.                                         17,580
21,000    Equity Residential Property Trust                        906,570
329,500   Gorman-Rupp Co. +                                      14,675,930
325,800   Hershey Foods Corp.                                    11,979,666
296,700   Kimco Realty Corp.                                     10,470,543
653,000   Kraft Foods, Inc.                                      20,778,460
2,900     Liberty Property Trust                                   105,560
494,800   Microchip Technology                                   15,798,964
166,100   Mine Safety Appliances Co.                             5,487,944
515,400   New York Times Co.                                     6,488,886
296,100   Plum Creek Timber Co., Inc.                            14,425,992
289,000   Regal Entertainment Group                              4,811,850
557,000   Regions Financial Corp.                                5,280,360
4,000     Snap-On, Inc.                                            225,160
336,000   Southern Co.                                           11,891,040
402,476   Wells Fargo  & Co.                                     12,182,949
693,000   Whitney Holding Corp.                                  14,248,080
          Total                                                $166,260,792

(c)       Security lending collateral is managed by Credit Suisse

***       Pending sale at 7/31/08


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2008

* Print the name and title of each signing officer under his or her signature.